OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current portion of provisions	$ 5.4	$ 5.6
Current portion of other liabilities	29.6	18.6
Other current liabilities	$ 35.0	$ 24.2